Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	500.com Ltd
Entity Central Index Key	0001517496
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Class A Ordinary shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	420,001,792
Class B Ordinary shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,099
Ordinary shares [Member]
Entity Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.00005 per share
Trading Symbol	WBAI
Security Exchange Name	NYSE
American Depositary Shares [Member]
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing ten ordinary shares
Trading Symbol	WBAI
Security Exchange Name	NYSE